23. Condensed Financial Information (Parent Company Only)	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Disclosure [Abstract]
Note 23. Condensed Financial Information (Parent Company Only)

The following condensed financial statements are for Community Bancorp. (Parent Company Only), and should be read in conjunction with the consolidated financial statements of the Company.

Community Bancorp. (Parent Company Only)	December 31,	December 31,
Balance Sheets	2019	2018

Assets

Cash	$744,687	$720,620
Investment in subsidiary - Community National Bank	81,164,447	74,886,386
Investment in Capital Trust	387,000	387,000
Income taxes receivable	213,071	207,244
Total assets	$82,509,205	$76,201,250

Liabilities and Shareholders' Equity

Liabilities

Junior subordinated debentures	$12,887,000	$12,887,000
Dividends payable	727,526	710,539
Total liabilities	13,614,526	13,597,539

Shareholders' Equity

Preferred stock, 1,000,000 shares authorized, 15 and 20 shares issued and outstanding at December 31, 2019 and 2018, respectively
($100,000 liquidation value, per share)	1,500,000	2,000,000
Common stock - $2.50 par value; 15,000,000 shares authorized, 5,449,857 and 5,382,103 shares issued at December 31, 2019 and 2018, respectively
(including 16,267 and 17,442 shares issued February 1, 2020 and 2019,
respectively)	13,624,643	13,455,258
Additional paid-in capital	33,464,381	32,536,532
Retained earnings	22,667,949	17,882,282
Accumulated other comprehensive income (loss)	260,483	(647,584)
Less: treasury stock, at cost; 210,101 shares at December 31, 2019 and 2018	(2,622,777)	(2,622,777)
Total shareholders' equity	68,894,679	62,603,711

Total liabilities and shareholders' equity	$82,509,205	$76,201,250

The investment in the subsidiary bank is carried under the equity method of accounting. The investment and cash, which is on deposit with the Bank, have been eliminated in consolidation.

Community Bancorp. (Parent Company Only)	Years Ended December 31,
Condensed Statements of Income	2019	2018

Income
Bank subsidiary distributions	$4,256,000	$4,137,000
Dividends on Capital Trust	20,858	19,530
Total income	4,276,858	4,156,530

Expense
Interest on junior subordinated debentures	694,573	650,361
Administrative and other	340,904	356,055
Total expense	1,035,477	1,006,416

Income before applicable income tax benefit and equity in
undistributed net income of subsidiary	3,241,381	3,150,114
Income tax benefit	213,071	207,244

Income before equity in undistributed net income of subsidiary	3,454,452	3,357,358
Equity in undistributed net income of subsidiary	5,369,994	5,040,174
Net income	$8,824,446	$8,397,532

Community Bancorp. (Parent Company Only)	Years Ended December 31,
Condensed Statements of Cash Flows	2019	2018

Cash Flows from Operating Activities
Net income	$8,824,446	$8,397,532
Adjustments to reconcile net income to net cash provided by
operating activities
Equity in undistributed net income of subsidiary	(5,369,994)	(5,040,174)
(Increase) decrease in income taxes receivable	(5,827)	82,980
Net cash provided by operating activities	3,448,625	3,440,338

Cash Flows from Financing Activities
Redemption of preferred stock	(500,000)	(500,000)
Dividends paid on preferred stock	(87,500)	(103,125)
Dividends paid on common stock	(2,837,058)	(2,672,985)
Net cash used in financing activities	(3,424,558)	(3,276,110)
Net increase in cash	24,067	164,228

Cash
Beginning	720,620	556,392
Ending	$744,687	$720,620

Cash Received for Income Taxes	$207,244	$290,224

Cash Paid for Interest	$694,573	$650,361

Dividends paid:
Dividends declared	$3,951,279	$3,799,864
Increase in dividends payable attributable to dividends declared	(16,987)	(80,078)
Dividends reinvested	(1,097,234)	(1,046,801)
	$2,837,058	$2,672,985